Acquisitions (Details Narrative) $ / shares in Units, $ in Thousands						9 Months Ended	12 Months Ended
	Jun. 26, 2026 shares	May 21, 2024 USD ($) shares	Apr. 30, 2024 shares	Dec. 21, 2023 USD ($)	Dec. 18, 2023 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($) shares
Business Combination [Line Items]
Estimated fair value		$ 7,682
Cash					$ 2,200
Consideration paid					$ 155
Cash portion						$ 2,142	$ 3,273	$ 266
Repurchase shares of common stock | shares					96,491
Permanent equity, carrying value				$ 8,856
Payable of fair value							1,800	200
Earn out payments		8,000
Issuance of common stock, shares | shares						169,375
Comprehensive loss							586	201
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Business consideration measurement input					55.0
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Business consideration measurement input					4.5
Measurement Input, Expected Term [Member]
Business Combination [Line Items]
Business consideration contractual term					2 years
Legacy Mobix's [Member]
Business Combination [Line Items]
Price per share | $ / shares					$ 68.40
Common stock value					$ 8,856
Business Combination, Series of Individually Immaterial Business Combinations [Member]
Business Combination [Line Items]
Estimated fair value					8,856
Acquisition payable							1,522
EMI Solutions Inc [Member]
Business Combination [Line Items]
Cash portion							523
Selling, general and administrative expense							3,937	2,774
Comprehensive loss							312	887
Aggregate consideration					$ 10,897
RaGE Systems Inc [Member]
Business Combination [Line Items]
Aggregate consideration		9,518
Rage Systems [Member]
Business Combination [Line Items]
Selling, general and administrative expense							5,836	2,739
Selling, general and administrative expense							767	2,985
Common Stock [Member]
Business Combination [Line Items]
Consideration acquisition shares | shares					96,491
Cash		$ 2,000
Common Class A [Member]
Business Combination [Line Items]
Repurchase shares of common stock | shares	900,000
Common stock value
Shares issued | shares		321,404
Issuance of common stock, shares | shares			950,000			134,062	64,280	37,000